Meltzer, Purtill & Stelle LLC
                           Schaumburg Corporate Center
                              1515 E. Woodfield Rd.
                         Schaumburg, Illinois 60173-5431
                                 (847) 330-2400




VIA ELECTRONIC FILING


February 3, 2006

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C.  20549

Re: KEELEY FUNDS, with respect to series KEELEY Mid Cap Value Fund File Nos. 333-124430 and 811-21761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the KEELEY Funds, Inc., a registered management investment company (the "Company"), that the form of Prospectus and Statement of Additional Information for the Company with respect to its Series KEELEY Mid Cap Value Fund that would have been filed under Rule 497(c) does not differ from that contained in the Company's Post-Effective Amendment No. 1 which was filed with the Commission on January 31, 2006.

Please contact the undersigned at 847-330-2420 if you have any questions concerning this filing.

Sincerely,

MELTZER PURTILL & STELLE LLD

/s/ Stephen Goodman